Rights of use of assets (Details) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Right-of-use assets	$ 21,928
Non-current	21,928
Total	21,928
Farmland [Member]
Statement Line Items [Line Items]
Right-of-use assets	2,027
Shopping Malls, Offices And Other Buildings [Member]
Statement Line Items [Line Items]
Right-of-use assets	4,116
Communication networks [Member]
Statement Line Items [Line Items]
Right-of-use assets	11,004
Machinery and equipment [Member]
Statement Line Items [Line Items]
Right-of-use assets	34
Others [Member]
Statement Line Items [Line Items]
Right-of-use assets	$ 4,747